UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      May 6, 2011
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  33

Form 13F Information Table Value Total:	 $166,889
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							  Value	  Shares or  Sh/ Put/  Invstmt	Other	 Voting Authority
Name of Issuer		Title of Class	        Cusip	 (x1000)   Prn Amt   Prn Call  Dscretn Managers   Sole   Shared None

ABRAXAS PETROLEUM CORP		COM	      003830106	  1,414    242,122   SH		Sole		242,122    0     0
BABCOCK & WILCOX CO		COM	      05615F102	  3,281     98,290   SH		Sole		 98,290    0	 0
BRIGHAM EXPLORATION CO		COM	      109178103	  7,715    207,500   SH		Sole		207,500    0	 0
CALLON PETROLEUM CO		COM	      13123X102	    622     80,000   SH		Sole		 80,000    0	 0
CAMERON INTERNATIONAL CORP	COM	      13342B105	  3,706     64,900   SH		Sole		 64,900    0	 0
CHESAPEAKE ENERGY CORP		COM	      165167107  12,641    377,127   SH		Sole		377,127    0	 0
CHESAPEAKE ENERGY CORP		COM	      165167107	  5,028    150,000   SH	CALL	Sole	 	150,000    0	 0
CLEAN ENERGY FUELS CORP		COM	      184499101	  1,861    113,643   SH		Sole	 	113,643    0	 0
COMPLETE PRODUCTION SERVICES	COM	      20453E109	  5,704    179,300   SH		Sole	 	179,300    0	 0
HALLIBURTON COMPANY		COM	      406216101	  2,492     50,000   SH		Sole	 	 50,000    0	 0
HYPERDYNAMICS CORP		COM	      448954107	    462    100,000   SH		Sole	 	100,000    0	 0
ISHARES RUSSELL 2000 INDEX FD  RUSSELL 2000   464287655	  7,365     87,500   SH	PUT	Sole	 	 87,500    0	 0
KEY ENERGY SERVICES INC		COM	      492914106	  2,877    185,013   SH		Sole	 	185,013    0	 0
MCDERMOTT INTL			COM	      580037109	 13,654    537,783   SH		Sole	 	537,783    0	 0
MILLER PETROLEUM INC.		COM	      600577100	  2,508    501,545   SH		Sole	 	501,545    0	 0
MILLER PETROLEUM INC.		COM	      600577100	  2,000    400,000   SH	CALL	Sole	 	400,000    0	 0
NEWFIELD EXPLORATION CO. 	COM	      651290108	  5,420     71,312   SH		Sole	 	 71,312    0	 0
PATRIOT COAL CORPORATION	COM	      70336T104	    646     25,000   SH		Sole	 	 25,000    0	 0
PATTERSON-UTI ENERGY, INC. ORD	COM	      703481101	  2,698     91,800   SH		Sole	 	 91,800    0	 0
POWERSHARES DB US DOLL IDX-ETF DOLL INDX BULL 73936D107	  7,627    350,000   SH	CALL	Sole	 	350,000    0	 0
RANGE RESOURCES CORP		COM	      75281A109	  8,671    148,330   SH		Sole	 	148,330    0	 0
SANDRIDGE ENERGY, INC.		COM	      80007P307	 17,926  1,400,500   SH		Sole	      1,400,500    0	 0
SANDRIDGE ENERGY, INC.		COM	      80007P307	  9,856    770,000   SH	PUT	Sole	 	770,000    0	 0
SOUTHWESTERN ENERGY CO.		COM	      845467109	  4,046     94,160   SH		Sole		 94,160    0	 0
SWIFT ENERGY COMPANY		COM	      870738101	  6,706    157,129   SH		Sole		157,129    0	 0
TOREADOR RES CORP		COM	      891050106	    323     30,000   SH		Sole		 30,000    0	 0
TRIANGLE PETROLEUM CORP		COM NEW	      89600B201	  3,699    445,700   SH		Sole		445,700    0	 0
ULTRA PETROLEUM CORP		COM	      903914109	 11,332    230,084   SH		Sole		230,084    0	 0
UR-ENERGY INC. CMN		COM	      91688R108	    830    503,200   SH		Sole		503,200    0	 0
WEATHERFORD INTL LTD		REG SHS	      H27013103	  3,164    140,000   SH		Sole		140,000    0	 0
NOBLE CORPORATION (CH)		NAMEN-AKT     H5833N103	  8,216    180,102   SH		Sole		180,102    0	 0
TRANSOCEAN LTD.			REG SHS	      H8817H100	  2,151     27,595   SH		Sole		 27,595    0	 0
DRYSHIPS INC.			SHS	      Y2109Q101	    248     50,000   SH		Sole		 50,000    0	 0
